Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis

As of December 31, 2016 and December 31, 2017, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Fair Value Measurements at Reporting Date Using (Amount in Thousands)
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale investments	154,594	—	154,594	—
Long-term investment
Available-for-sale investments	—	—	—	—

		Fair Value Measurements at Reporting Date Using (Amount in Thousands)
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investment
Available-for-sale investments	95,345	—	95,345	—
Long-term investment
Available-for-sale investments	432,977	294,080	138,897	—
Investments held by consolidated investment fund	49,029	—	49,029	—

Fair Value Measurements of Long-term Financial Instruments

As of December 31, 2016 and 2017, information about inputs into the fair value measurements of the Company’s long-term financial instruments that are not reported at fair value on balance sheet is as following:

	As of December 31, 2016		Fair Value Measurements at Reporting Date Using (Amount in Thousands)
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investment – cost method investment:
Investment in private equity funds products	95,569	95,420	—	—	95,420
Investment in other investments	116,851	238,804	—	—	238,804
Long-term investment – held-to-maturity:
Investment in fixed income products	134,500	135,861	—	135,861	—

	As of December 31, 2017		Fair Value Measurements at Reporting Date Using (Amount in Thousands)
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investment – cost method investment:
Investment in private equity funds products	147,800	164,304	—	—	164,304
Investment in other investments	152,960	154,168	—	—	154,168
Long-term investment – held-to-maturity:
Investment in fixed income products	205,500	223,342	—	223,342	—